The Gabelli Equity Trust Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.0%
Food and Beverage  — 11.6%
3,000 Ajinomoto Co. Inc. ................ $ 104,071
2,100 Anheuser-Busch InBev SA/NV ........ 139,676
25,356 BellRing Brands Inc.† .............. 862,104
94,300 Brown-Forman Corp., Cl. A .......... 6,147,417
49,300 Brown-Forman Corp., Cl. B .......... 3,168,511
32,500 Campbell Soup Co. ................ 1,786,850
36,000 Chr. Hansen Holding A/S ............ 2,730,389
86,800 ChromaDex Corp.† ................ 132,804
15,000 Coca-Cola Europacific Partners plc ..... 887,850
50,000 Conagra Brands Inc. ............... 1,878,000
26,200 Constellation Brands Inc., Cl. A ........ 5,918,318
25,000 Crimson Wine Group Ltd.† ........... 153,750
190,500 Danone SA ...................... 11,840,088
850,000 Davide Campari-Milano NV .......... 10,370,531
4,250 Diageo plc ...................... 189,475
144,000 Diageo plc, ADR .................. 26,089,920
68,083 Farmer Brothers Co.† .............. 262,800
90,000 Flowers Foods Inc. ................ 2,466,900
83,500 Fomento Economico Mexicano SAB de CV,
ADR ......................... 7,948,365
15,000 General Mills Inc. ................. 1,281,900
20,000 Glanbia plc ...................... 289,778
1,848,400 Grupo Bimbo SAB de CV, Cl. A ........ 9,291,236
43,050 Heineken NV .................... 4,624,886
10,000 Ingredion Inc. .................... 1,017,300
105,000 ITO EN Ltd. ..................... 3,420,260
57,200 Kerry Group plc, Cl. A .............. 5,707,073
2,000 Kerry Group plc, Cl. A .............. 199,201
2,100 Laurent-Perrier ................... 271,017
9,550 LVMH Moet Hennessy Louis Vuitton SE .. 8,745,430
45,000 Maple Leaf Foods Inc. .............. 870,699
40,000 Molson Coors Beverage Co., Cl. B ...... 2,067,200
221,500 Mondelēz International Inc., Cl. A ...... 15,442,980
14,000 Morinaga Milk Industry Co. Ltd. ....... 502,956
41,000 Nestlé SA ....................... 4,994,656
21,000 Nomad Foods Ltd.† ................ 393,540
124,500 PepsiCo Inc. ..................... 22,696,350
39,200 Pernod Ricard SA ................. 8,872,338
35,000 Post Holdings Inc.† ................ 3,145,450
40,000 Remy Cointreau SA ................ 7,287,840
3,000 The Boston Beer Co. Inc., Cl. A† ....... 986,100
70,000 The Coca-Cola Co. ................ 4,342,100
70,000 The Hain Celestial Group Inc.† ........ 1,200,500
27,000 The J.M. Smucker Co. .............. 4,248,990
126,000 The Kraft Heinz Co. ................ 4,872,420
42,230 Tootsie Roll Industries Inc. ........... 1,896,549
14,000 TreeHouse Foods Inc.† ............. 706,020
40,000 Tyson Foods Inc., Cl. A ............. 2,372,800
Shares
Market
Value
332,000 Yakult Honsha Co. Ltd. ............. $ 24,079,533
228,904,921
Financial Services  — 11.2%
19,500 Aegon NV ...................... 83,555
250 Affiliated Managers Group Inc. ........ 35,605
10,600 Ally Financial Inc. ................. 270,194
277,600 American Express Co. .............. 45,790,120
22,500 Apollo Global Management Inc. ....... 1,421,100
14,000 Argo Group International Holdings Ltd. .. 410,060
60,000 Avation plc ...................... 87,709
6,500 Axis Capital Holdings Ltd. ........... 354,380
28,400 Banco Bilbao Vizcaya Argentaria SA .... 202,386
75,000 Banco Santander SA, ADR ........... 276,750
60,000 Bank of America Corp. .............. 1,716,000
33,000 Barclays plc ..................... 59,353
103 Berkshire Hathaway Inc., Cl. A† ....... 47,956,800
3,250 Berkshire Hathaway Inc., Cl. B† ....... 1,003,503
210 BlackRock Inc. ................... 140,515
45,500 Blackstone Inc. ................... 3,996,720
120,000 Blue Owl Capital Inc. ............... 1,329,600
1,750 Brookfield Asset Management Ltd., Cl. A . 57,260
7,000 Brookfield Corp. .................. 228,130
3,670 Capital One Financial Corp. ........... 352,907
109,133 Cipher Mining Inc.† ................ 254,280
139,670 Citigroup Inc. .................... 6,549,126
7,000 Commerzbank AG† ................ 73,653
39,000 Compass Diversified Holdings ........ 744,120
11,245 Credit Agricole SA ................. 126,806
5,000 Cullen/Frost Bankers Inc. ............ 526,700
153,600 Dah Sing Banking Group Ltd. ......... 117,599
105,500 Dah Sing Financial Holdings Ltd. ...... 270,809
52,900 Daiwa Securities Group Inc. .......... 247,418
30,000 Deutsche Bank AG ................ 306,300
966 Diamond Hill Investment Group Inc. .... 158,984
72,560 DigitalBridge Group Inc. ............ 869,994
488 E-L Financial Corp. Ltd. ............. 327,865
2,400 EXOR NV† ...................... 197,396
5,000 Federated Hermes Inc. .............. 200,700
4,700 First American Financial Corp. ........ 261,602
122 First Citizens BancShares Inc., Cl. A .... 118,718
13,600 Flushing Financial Corp. ............. 202,504
14,000 Franklin Resources Inc. ............. 377,160
50,000 GAM Holding AG† ................. 30,384
10,000 Hannon Armstrong Sustainable
Infrastructure Capital Inc., REIT ...... 286,000
5,000 Icahn Enterprises LP ............... 258,550
18,600 ING Groep NV .................... 220,477
47,000 Interactive Brokers Group Inc., Cl. A .... 3,880,320
88,000 Janus Henderson Group plc .......... 2,344,320
12,800 Japan Post Bank Co. Ltd. ............ 104,405
88,000 Jefferies Financial Group Inc. ......... 2,793,120

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
35,400 JPMorgan Chase & Co. ............. $ 4,612,974
5,000 Julius Baer Group Ltd. .............. 340,565
29,800 Kinnevik AB, Cl. A† ................ 484,081
14,000 Loews Corp. ..................... 812,280
66,000 Marsh & McLennan Companies Inc. .... 10,992,300
2,600 Moelis & Co., Cl. A ................ 99,944
9,250 Moody's Corp. ................... 2,830,685
26,619 Morgan Stanley .................. 2,337,148
240 MSCI Inc. ....................... 134,326
76,035 NatWest Group plc ................ 247,248
127,500 New York Community Bancorp Inc. ..... 1,152,600
9,020 NN Group NV .................... 327,312
32,000 Polar Capital Holdings plc ........... 178,625
75,000 Post Holdings Partnering Corp.† ....... 765,750
320,000 Post Holdings Partnering Corp., Cl. A† .. 3,238,400
6,000 Prosus NV ...................... 468,114
55,000 S&P Global Inc. .................. 18,962,350
55,000 Sculptor Capital Management Inc. ...... 473,550
12,050 Shinhan Financial Group Co. Ltd., ADR .. 324,627
1,100 Silvercrest Asset Management Group Inc.,
Cl. A ......................... 19,998
2,500 Societe Generale SA ............... 56,353
45,000 Standard Chartered plc ............. 340,955
118,400 State Street Corp. ................. 8,961,696
86,700 T. Rowe Price Group Inc. ............ 9,788,430
150,650 The Bank of New York Mellon Corp. .... 6,845,536
46,150 The Charles Schwab Corp. ........... 2,417,337
9,100 The Goldman Sachs Group Inc. ....... 2,976,701
42,500 The Westaim Corp.† ............... 92,767
17,000 Truist Financial Corp. ............... 579,700
10,800 TrustCo Bank Corp. NY ............. 344,952
14,800 UniCredit SpA .................... 279,441
30,000 W. R. Berkley Corp. ................ 1,867,800
1,900 Webster Financial Corp. ............. 74,898
218,500 Wells Fargo & Co. ................. 8,167,530
20,448 Westwood Holdings Group Inc. ....... 229,222
219,448,152
Equipment and Supplies  — 7.9%
333,000 AMETEK Inc. .................... 48,394,890
14,000 Amphenol Corp., Cl. A .............. 1,144,080
25,000 Ardagh Group SA† ................ 255,000
8,000 Ardagh Metal Packaging SA .......... 32,640
124,691 CIRCOR International Inc.† .......... 3,880,384
2,400 Crown Holdings Inc. ............... 198,504
1,395 Danaher Corp. ................... 351,596
294,000 Donaldson Co. Inc. ................ 19,209,960
22,000 DS Smith plc .................... 85,353
159,300 Flowserve Corp. .................. 5,416,200
36,700 Franklin Electric Co. Inc. ............ 3,453,470
Shares
Market
Value
15,500 Hubbell Inc. ..................... $ 3,771,305
128,000 IDEX Corp. ...................... 29,571,840
30,000 Ilika plc† ....................... 15,173
15,525 Kimball Electronics Inc.† ............ 374,153
97,500 Mueller Industries Inc. .............. 7,164,300
120,000 Mueller Water Products Inc., Cl. A ..... 1,672,800
8,000 Sealed Air Corp. .................. 367,280
20,000 Tenaris SA, ADR .................. 568,400
270,000 The L.S. Starrett Co., Cl. A† .......... 3,029,400
80,000 The Timken Co. ................... 6,537,600
59,600 The Weir Group plc ................ 1,366,784
103,500 Watts Water Technologies Inc., Cl. A .... 17,421,120
154,282,232
Diversified Industrial  — 6.0%
500 Agilent Technologies Inc. ............ 69,170
418,844 Ampco-Pittsburgh Corp.† ........... 1,026,168
42,006 AZZ Inc. ........................ 1,732,327
159,100 Crane Holdings Co. ................ 18,057,850
4,999 Esab Corp. ...................... 295,291
28,875 General Electric Co. ................ 2,760,450
123,000 Greif Inc., Cl. A ................... 7,794,510
13,000 Greif Inc., Cl. B ................... 994,760
65,000 Griffon Corp. .................... 2,080,650
147,000 Honeywell International Inc. .......... 28,094,640
29,119 Ingersoll Rand Inc. ................ 1,694,143
87,000 ITT Inc. ........................ 7,508,100
35,000 Kennametal Inc. .................. 965,300
50,000 Myers Industries Inc. .............. 1,071,500
30,000 nVent Electric plc ................. 1,288,200
100,000 Park-Ohio Holdings Corp. ........... 1,208,000
9,454 Proto Labs Inc.† .................. 313,400
1,600 Rheinmetall AG ................... 474,751
500 Roper Technologies Inc. ............ 220,345
1,850 Siemens AG ..................... 299,464
514,000 Steel Partners Holdings LP† .......... 22,559,203
11,000 Sulzer AG ....................... 931,144
79,000 Textron Inc. ..................... 5,579,770
2,867 The Eastern Co. .................. 55,849
100,000 Toray Industries Inc. ............... 569,686
33,000 Trane Technologies plc ............. 6,071,340
28,000 Tredegar Corp. ................... 255,640
90,000 Trinity Industries Inc. ............... 2,192,400
4,000 Valmont Industries Inc. ............. 1,277,120
117,441,171
Health Care  — 5.0%
1,000 10X Genomics Inc., Cl. A† ........... 55,790
9,600 2seventy bio Inc.† ................. 97,920
3,500 Abbott Laboratories ............... 354,410
3,550 AbbVie Inc. ..................... 565,763
5,000 ACADIA Pharmaceuticals Inc.† ........ 94,100
16,200 Alcon Inc. ...................... 1,142,748

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
500 Align Technology Inc.† ............. $ 167,070
4,000 Alimera Sciences Inc.† ............. 8,280
6,500 AmerisourceBergen Corp. ........... 1,040,715
25,000 Amgen Inc. ..................... 6,043,750
2,764 Anika Therapeutics Inc.† ............ 79,382
1,000 Avantor Inc.† .................... 21,140
76,309 Axogen Inc.† .................... 721,120
12,000 Bausch + Lomb Corp.† ............. 208,920
14,000 Baxter International Inc. ............. 567,840
1,000 Becton Dickinson & Co. ............. 247,540
6,800 Biogen Inc.† ..................... 1,890,604
3,600 BioMarin Pharmaceutical Inc.† ........ 350,064
800 Bio-Rad Laboratories Inc., Cl. A† ...... 383,216
16,000 Bluebird Bio Inc.† ................. 50,880
120,000 Boston Scientific Corp.† ............ 6,003,600
99,500 Bristol-Myers Squibb Co. ............ 6,896,345
11,000 Cardiovascular Systems Inc.† ........ 218,460
5,000 CareDx Inc.† .................... 45,700
400 Charles River Laboratories International
Inc.† ........................ 80,728
11,500 Cutera Inc.† ..................... 271,630
6,000 CVS Group plc ................... 137,300
242,000 Demant A/S† .................... 8,461,994
2,280 Edwards Lifesciences Corp.† ......... 188,624
21,103 Electromed Inc.† .................. 219,471
300 Elevance Health Inc. ............... 137,943
300 Eli Lilly & Co. .................... 103,026
80 Embecta Corp. ................... 2,250
3,667 Enovis Corp.† .................... 196,148
12,990 Exact Sciences Corp.† .............. 880,852
3,100 Fresenius SE & Co. KGaA ............ 83,544
9,000 GE HealthCare Technologies Inc.† ...... 738,270
1,390 Gerresheimer AG ................. 137,404
2,000 Gilead Sciences Inc. ............... 165,940
12,701 Glaukos Corp.† ................... 636,320
2,275 Guardant Health Inc.† .............. 53,326
30,000 Haleon plc ...................... 119,166
2,300 HCA Healthcare Inc. ............... 606,464
73,000 Henry Schein Inc.† ................ 5,952,420
1,400 Hologic Inc.† .................... 112,980
3,400 Idorsia Ltd.† ..................... 37,235
200 Illumina Inc.† .................... 46,510
7,300 Incyte Corp.† .................... 527,571
9,360 Indivior plc† ..................... 159,919
1,374 Inogen Inc.† ..................... 17,148
3,000 Integer Holdings Corp.† ............. 232,500
3,000 Intellia Therapeutics Inc.† ........... 111,810
6,000 Intercept Pharmaceuticals Inc.† ....... 80,580
555 Intuitive Surgical Inc.† .............. 141,786
1,200 iRhythm Technologies Inc.† .......... 148,836
Shares
Market
Value
24,100 Johnson & Johnson ............... $ 3,735,500
2,000 Koninklijke DSM NV ............... 235,770
400 Laboratory Corp. of America Holdings ... 91,768
2,000 LeMaitre Vascular Inc. .............. 102,940
6,300 Medmix AG ..................... 131,378
700 Medpace Holdings Inc.† ............ 131,635
93,500 Merck & Co. Inc. .................. 9,947,465
200 Moderna Inc.† ................... 30,716
1,000 Natera Inc.† ..................... 55,520
1,000 Neogen Corp.† ................... 18,520
5,000 NeoGenomics Inc.† ................ 87,050
121,203 Neuronetics Inc.† ................. 352,701
4,000 Nevro Corp.† .................... 144,600
1,275 Novartis AG ..................... 116,721
77,500 Novartis AG, ADR ................. 7,130,000
7,900 NuVasive Inc.† ................... 326,349
74,225 Option Care Health Inc.† ............ 2,358,128
5,000 OraSure Technologies Inc.† .......... 30,250
130 Organon & Co. ................... 3,058
600 PerkinElmer Inc. .................. 79,956
28,000 Perrigo Co. plc ................... 1,004,360
2,000 Pfizer Inc. ...................... 81,600
1,200 PhenomeX Inc.† .................. 1,392
1,500 QIAGEN NV† .................... 68,895
500 Quest Diagnostics Inc. .............. 70,740
5,500 QuidelOrtho Corp.† ................ 489,995
300 Repligen Corp.† .................. 50,508
390 Replimune Group Inc.† ............. 6,887
1,200 Roche Holding AG, Genusschein ....... 342,248
2,100 Sanofi ......................... 228,292
1,000 Siemens Healthineers AG ............ 57,500
26,200 SmileDirectClub Inc.† .............. 11,266
3,000 Takeda Pharmaceutical Co. Ltd. ....... 98,287
2,000 Tandem Diabetes Care Inc.† .......... 81,220
3,000 Teva Pharmaceutical Industries Ltd., ADR† 26,550
3,300 The Cigna Group .................. 843,249
15,700 Tristel plc ....................... 63,429
30,990 UnitedHealth Group Inc. ............ 14,645,564
11,996 Valeritas Holdings Inc.†(a) ........... 0
5,760 Vericel Corp.† .................... 168,883
300 Vertex Pharmaceuticals Inc.† ......... 94,521
6,000 Viatris Inc. ...................... 57,720
4,000 Waters Corp.† ................... 1,238,520
16,600 Zimmer Biomet Holdings Inc. ......... 2,144,720
20,060 Zimvie Inc.† ..................... 145,034
15,620 Zoetis Inc. ...................... 2,599,793
608 Zosano Pharma Corp.†(a) ........... 0
97,776,250
Automotive: Parts and Accessories  — 4.7%
4,500 Aptiv plc† ...................... 504,855
89,600 BorgWarner Inc. .................. 4,400,256

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Automotive: Parts and Accessories (Continued)
328,400 Dana Inc. ....................... $ 4,942,420
151,000 Garrett Motion Inc.† ............... 1,156,660
207,500 Genuine Parts Co. ................. 34,716,825
300,500 Modine Manufacturing Co.† .......... 6,926,525
42,000 O'Reilly Automotive Inc.† ............ 35,657,160
105,000 Standard Motor Products Inc. ........ 3,875,550
24,500 Strattec Security Corp.† ............. 557,375
110,000 Superior Industries International Inc.† ... 544,500
93,282,126
Entertainment  — 4.3%
7,800 Activision Blizzard Inc. .............. 667,602
19,358 Charter Communications Inc., Cl. A† .... 6,922,614
2,000 Electronic Arts Inc. ................ 240,900
90,000 Genting Singapore Ltd. ............. 75,744
1,092,000 Grupo Televisa SAB, ADR ............ 5,776,680
11,000 International Game Technology plc ..... 294,800
98,000 Liberty Media Corp.- Liberty Braves, Cl. A† 3,388,840
166,708 Liberty Media Corp.- Liberty Braves, Cl. C† 5,616,393
10,000 Lions Gate Entertainment Corp., Cl. B† .. 103,800
148,974 Madison Square Garden Entertainment
Corp.† ....................... 8,799,894
98,167 Madison Square Garden Sports Corp. ... 19,127,840
2,170 Netflix Inc.† ..................... 749,692
389,000 Paramount Global, Cl. A ............. 10,051,760
42,000 Paramount Global, Cl. B ............. 937,020
10,000 Take-Two Interactive Software Inc.† .... 1,193,000
40,000 TBS Holdings Inc. ................. 573,903
89,960 The Walt Disney Co.† .............. 9,007,695
60,000 Universal Entertainment Corp.† ....... 1,110,299
41,000 Universal Music Group NV ........... 1,036,245
538,000 Vivendi SE ...................... 5,426,187
276,447 Warner Bros Discovery Inc.† ......... 4,174,350
1,700 Xilam Animation SA† ............... 50,055
85,325,313
Energy and Utilities  — 4.3%
47,000 APA Corp. ...................... 1,694,820
24,000 Avangrid Inc. .................... 957,120
63,000 Baker Hughes Co. ................. 1,818,180
21,000 BP plc, ADR ..................... 796,740
16,000 CMS Energy Corp. ................ 982,080
176,100 ConocoPhillips ................... 17,470,881
98,400 Enbridge Inc. .................... 3,753,960
76,000 Energy Transfer LP ................ 947,720
73,700 Enterprise Products Partners LP ....... 1,908,830
1,500 Eos Energy Enterprises Inc.† ......... 3,855
46,500 Evergy Inc. ...................... 2,842,080
38,500 Eversource Energy ................ 3,013,010
44,000 Exxon Mobil Corp. ................ 4,825,040
215,000 Halliburton Co. ................... 6,802,600
Shares
Market
Value
35,000 Kinder Morgan Inc. ................ $ 612,850
4,000 Marathon Oil Corp. ................ 95,840
8,000 Marathon Petroleum Corp. ........... 1,078,640
50,000 National Fuel Gas Co. .............. 2,887,000
30,000 New Fortress Energy Inc. ............ 882,900
89,100 NextEra Energy Inc. ................ 6,867,828
64,400 NextEra Energy Partners LP .......... 3,912,300
4,000 Niko Resources Ltd.† .............. 9
38,000 Occidental Petroleum Corp. .......... 2,372,340
95,000 Oceaneering International Inc.† ....... 1,674,850
90,000 PG&E Corp.† .................... 1,455,300
17,000 Phillips 66 ...................... 1,723,460
25,000 Portland General Electric Co. ......... 1,222,250
70,000 RPC Inc. ....................... 538,300
87,500 Schlumberger NV ................. 4,296,250
47,000 Southwest Gas Holdings Inc. ......... 2,935,150
106,000 The AES Corp. ................... 2,552,480
34,000 UGI Corp. ....................... 1,181,840
22,856 Vitesse Energy Inc. ................ 434,950
3,300 Weatherford International plc† ........ 195,855
84,737,308
Machinery  — 4.2%
25,000 Astec Industries Inc. ............... 1,031,250
12,800 Caterpillar Inc. ................... 2,929,152
361,010 CNH Industrial NV ................. 5,512,623
135,000 Deere & Co. ..................... 55,738,800
14,291 Intevac Inc.† .................... 104,753
6,688 Regal Rexnord Corp. ............... 941,202
147,000 Xylem Inc. ...................... 15,390,900
81,648,680
Business Services  — 4.1%
10,000 Allegion plc ..................... 1,067,300
425,000 Clear Channel Outdoor Holdings Inc.† ... 510,000
180,000 Diebold Nixdorf Inc.† .............. 216,000
3,000 Edenred ........................ 177,446
16,000 Jardine Matheson Holdings Ltd. ....... 777,120
11,000 Lamar Advertising Co., Cl. A, REIT ..... 1,098,790
154,230 Mastercard Inc., Cl. A .............. 56,048,725
114,000 Network International Holdings plc† .... 344,263
85,000 Paysafe Ltd.† .................... 1,467,950
10,000 Pitney Bowes Inc. ................. 38,900
10,000 Rentokil Initial plc, ADR ............. 365,100
155,000 Resideo Technologies Inc.† .......... 2,833,400
1,226,294 Steel Connect Inc.† ................ 1,397,975
16,000 The Brink's Co. ................... 1,068,800
207,500 The Interpublic Group of Companies Inc. . 7,727,300
10,000 United Parcel Service Inc., Cl. B ....... 1,939,900
13,500 Visa Inc., Cl. A ................... 3,043,710
25,000 Willdan Group Inc.† ............... 390,500

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
5,200 Worldline SA† ................... $ 220,557
80,733,736
Electronics  — 2.9%
46,000 Arlo Technologies Inc.† ............. 278,760
40,600 Bel Fuse Inc., Cl. A ................ 1,474,592
62,991 Bel Fuse Inc., Cl. B ................ 2,367,202
2,000 CTS Corp. ...................... 98,920
118,000 Flex Ltd.† ....................... 2,715,180
4,000 Hitachi Ltd., ADR ................. 439,800
56,500 Intel Corp. ...................... 1,845,855
33,000 Koninklijke Philips NV .............. 605,550
1,300 Mettler-Toledo International Inc.† ...... 1,989,273
265,000 Mirion Technologies Inc.† ........... 2,263,100
55,000 Plug Power Inc.† ................. 644,600
28,000 Sony Group Corp., ADR ............. 2,538,200
40,000 TE Connectivity Ltd. ............... 5,246,000
182,200 Texas Instruments Inc. ............. 33,891,022
680 Thermo Fisher Scientific Inc. ......... 391,931
1,000 Universal Display Corp. ............. 155,130
5,000 Vishay Precision Group Inc.† ......... 208,800
57,153,915
Consumer Services  — 2.7%
16,650 Amazon.com Inc.† ................ 1,719,779
383,500 Bollore SE ...................... 2,366,504
2,000 Deutsche Post AG ................. 93,462
11,000 eBay Inc. ....................... 488,070
36,200 IAC Inc.† ....................... 1,867,920
58,900 Matthews International Corp., Cl. A ..... 2,123,934
1,140,000 Rollins Inc. ...................... 42,784,200
4,000 Travel + Leisure Co. ................ 156,800
727,739 Vroom Inc.† ..................... 654,019
52,254,688
Retail  — 2.6%
56,500 AutoNation Inc.† .................. 7,591,340
5,000 Beacon Roofing Supply Inc.† ......... 294,250
5,000 Casey's General Stores Inc. .......... 1,082,300
70 Chipotle Mexican Grill Inc.† .......... 119,580
16,000 Copart Inc.† ..................... 1,203,360
33,390 Costco Wholesale Corp. ............. 16,590,489
93,900 CVS Health Corp. ................. 6,977,709
17,000 Lowe's Companies Inc. ............. 3,399,490
125,000 Macy's Inc. ..................... 2,186,250
1,500 Petco Health & Wellness Co. Inc.† ..... 13,500
113,767 PetIQ Inc.† ...................... 1,301,494
15,000 Pets at Home Group plc ............. 68,280
135,000 Qurate Retail Inc., Cl. A† ............ 133,353
35,000 Sally Beauty Holdings Inc.† .......... 545,300
20,000 Shake Shack Inc., Cl. A† ............ 1,109,800
Shares
Market
Value
1,350 Starbucks Corp. .................. $ 140,576
117,000 The Wendy's Co. .................. 2,548,260
60,000 Walgreens Boots Alliance Inc. ........ 2,074,800
30,000 Walmart Inc. .................... 4,423,500
51,803,631
Environmental Services  — 2.6%
4,000 Clean Harbors Inc.† ............... 570,240
25,000 Darling Ingredients Inc.† ............ 1,460,000
30,000 Pentair plc ...................... 1,658,100
211,000 Republic Services Inc. .............. 28,531,420
15,620 Veolia Environnement SA ............ 481,093
106,100 Waste Management Inc. ............ 17,312,337
29,500 Zurn Elkay Water Solutions Corp. ...... 630,120
50,643,310
Cable and Satellite  — 2.3%
45,000 AMC Networks Inc., Cl. A† ........... 791,100
215,980 Comcast Corp., Cl. A ............... 8,187,802
133,642 DISH Network Corp., Cl. A† .......... 1,246,880
109,141 EchoStar Corp., Cl. A† .............. 1,996,189
147,605 Liberty Global plc, Cl. A† ............ 2,878,297
349,064 Liberty Global plc, Cl. C† ............ 7,113,924
85,000 Liberty Latin America Ltd., Cl. A† ...... 706,350
377,500 Rogers Communications Inc., Cl. B ..... 17,500,900
158,000 Shaw Communications Inc., Cl. B ...... 4,725,780
45,147,222
Consumer Products  — 2.3%
33,414 American Outdoor Brands Inc.† ....... 328,794
13,100 Christian Dior SE ................. 11,692,320
27,000 Church & Dwight Co. Inc. ........... 2,387,070
194,000 Edgewell Personal Care Co. .......... 8,229,480
73,000 Energizer Holdings Inc. ............. 2,533,100
35,500 Essity AB, Cl. B ................... 1,013,797
2,100 Givaudan SA .................... 6,823,651
80,000 Hanesbrands Inc. ................. 420,800
23,800 Harley-Davidson Inc. ............... 903,686
1,270 Hermes International ............... 2,567,315
3,500 Johnson Outdoors Inc., Cl. A ......... 220,535
7,959 Kimball International Inc., Cl. B ........ 98,692
25,000 Mattel Inc.† ..................... 460,250
13,000 National Presto Industries Inc. ........ 937,170
13,000 Oil-Dri Corp. of America ............. 540,930
49,900 Reckitt Benckiser Group plc .......... 3,790,658
7,000 Spectrum Brands Holdings Inc. ....... 463,540
27,600 Svenska Cellulosa AB SCA, Cl. B ....... 362,850
3,400 The Estee Lauder Companies Inc., Cl. A .. 837,964
4,280 Unilever plc ..................... 221,224
7,200 Zalando SE† ..................... 300,936
45,134,762
Aerospace and Defense  — 2.1%
133,000 Aerojet Rocketdyne Holdings Inc.† ..... 7,470,610

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Aerospace and Defense (Continued)
15,000 Avio SpA ....................... $ 151,776
90,000 FTAI Aviation Ltd. ................. 2,516,400
14,000 Howmet Aerospace Inc. ............. 593,180
500 IQVIA Holdings Inc.† ............... 99,445
50,042 Kaman Corp. .................... 1,143,960
4,000 Kratos Defense & Security Solutions Inc.† 53,920
12,000 L3Harris Technologies Inc. ........... 2,354,880
17,600 Northrop Grumman Corp. ........... 8,126,272
3,915,666 Rolls-Royce Holdings plc† ........... 7,198,211
1,500 Thales SA ...................... 221,807
56,500 The Boeing Co.† .................. 12,002,295
41,932,756
Computer Software and Services  — 1.9%
10,000 3D Systems Corp.† ................ 107,200
330 Adobe Inc.† ..................... 127,172
1,000 Akamai Technologies Inc.† ........... 78,300
1,000 Alibaba Group Holding Ltd., ADR† ..... 102,180
22,750 Alphabet Inc., Cl. A† ............... 2,359,857
88,350 Alphabet Inc., Cl. C† ............... 9,188,400
4,400 Atos SE† ....................... 54,351
11,000 Avid Technology Inc.† .............. 351,780
1,500 Backblaze Inc., Cl. A† .............. 7,575
5,000 Check Point Software Technologies Ltd.† . 650,000
1,740 Cloudflare Inc., Cl. A† .............. 107,288
670 CrowdStrike Holdings Inc., Cl. A† ...... 91,964
47,500 Digital Turbine Inc.† ............... 587,100
17,020 Fiserv Inc.† ..................... 1,923,771
2,000 Fortinet Inc.† .................... 132,920
90,000 Hewlett Packard Enterprise Co. ........ 1,433,700
46,000 I3 Verticals Inc., Cl. A† ............. 1,128,380
270 Intuit Inc. ....................... 120,374
29,659 Kyndryl Holdings Inc.† ............. 437,767
27,000 Meta Platforms Inc., Cl. A† .......... 5,722,380
4,000 Micron Technology Inc. ............. 241,360
4,870 Microsoft Corp. .................. 1,404,021
8,000 MKS Instruments Inc. .............. 708,960
25,000 Movella Holdings Inc.† ............. 34,250
32,400 N-able Inc.† ..................... 427,680
1,370 NVIDIA Corp. .................... 380,545
140,000 Oxford Metrics plc ................ 170,977
50,000 PAR Technology Corp.† ............. 1,698,000
20,000 Playtech plc† .................... 130,021
4,700 PSI Software AG .................. 139,407
200 Qualtrics International Inc., Cl. A† ...... 3,566
18,000 Rockwell Automation Inc. ........... 5,282,100
700 Salesforce Inc.† .................. 139,846
1,800 SAP SE, ADR .................... 227,790
455 ServiceNow Inc.† ................. 211,448
540 Snowflake Inc., Cl. A† .............. 83,317
Shares
Market
Value
21,000 SolarWinds Corp.† ................ $ 180,600
800 Splunk Inc.† ..................... 76,704
2,600 Temenos AG ..................... 179,822
5,000 Unity Software Inc.† ............... 162,200
400 Veeva Systems Inc., Cl. A† ........... 73,516
88,000 Vimeo Inc.† ..................... 337,040
7,700 VMware Inc., Cl. A† ................ 961,345
400 Zscaler Inc.† .................... 46,732
38,013,706
Broadcasting  — 1.6%
2,000 Cogeco Inc. ..................... 90,019
24,000 Corus Entertainment Inc.,
OTC, Cl. B ..................... 30,720
131,400 Fox Corp., Cl. A ................... 4,474,170
60,000 Fox Corp., Cl. B ................... 1,878,600
16,000 Gray Television Inc. ................ 139,520
19,250 Liberty Broadband Corp., Cl. A† ....... 1,580,810
82,672 Liberty Broadband Corp., Cl. C† ....... 6,754,302
31,750 Liberty Media Corp.- Liberty Formula One,
Cl. A† ........................ 2,143,125
34,750 Liberty Media Corp.- Liberty Formula One,
Cl. C† ........................ 2,600,342
55,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ........................ 1,544,950
163,449 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 4,574,938
23,000 Nexstar Media Group Inc. ........... 3,971,180
75,800 Sinclair Broadcast Group Inc., Cl. A ..... 1,300,728
10,000 TEGNA Inc. ..................... 169,100
80,000 Television Broadcasts Ltd.† .......... 100,893
31,353,397
Hotels and Gaming  — 1.6%
16,000 Accor SA† ...................... 520,040
77,500 Bally's Corp.† .................... 1,512,800
18,000 Better Collective A/S† .............. 348,935
22,500 Caesars Entertainment Inc.† .......... 1,098,225
78,500 Entain plc ....................... 1,216,765
2,500 Flutter Entertainment plc† ........... 451,189
26,000 Gambling.com Group Ltd.† .......... 257,660
16,000 GAN Ltd.† ...................... 20,640
76,000 Genius Sports Ltd.† ............... 378,480
7,000 Hyatt Hotels Corp., Cl. A† ........... 782,530
14,500 Las Vegas Sands Corp.† ............ 833,025
4,138,500 Mandarin Oriental International Ltd.† ... 7,159,605
9,000 Marriott International Inc., Cl. A ....... 1,494,360
70,000 MGM China Holdings Ltd.† .......... 86,498
80,000 MGM Resorts International .......... 3,553,600
6,000 Penn Entertainment Inc.† ............ 177,960
25,000 PlayAGS Inc.† ................... 178,750
109,800 Ryman Hospitality Properties Inc., REIT . 9,852,354
200,000 The Hongkong & Shanghai Hotels Ltd.† . 199,238

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming (Continued)
4,000 Wyndham Hotels & Resorts Inc. ....... $ 271,400
7,400 Wynn Resorts Ltd.† ............... 828,134
31,222,188
Building and Construction  — 1.6%
26,500 Arcosa Inc. ...................... 1,672,415
4,500 Ashtead Group plc ................ 275,228
18,000 Assa Abloy AB, Cl. B ............... 430,620
26,800 Canfor Corp.† .................... 430,704
4,000 Cie de Saint-Gobain ................ 226,964
44,500 Fortune Brands Innovations Inc. ....... 2,613,485
32,025 Gencor Industries Inc.† ............. 492,224
2,500 H&E Equipment Services Inc. ......... 110,575
52,600 Herc Holdings Inc. ................ 5,991,140
35,200 Ibstock plc ...................... 74,904
220,000 Johnson Controls International plc ..... 13,248,400
14,000 KBR Inc. ....................... 770,700
44,500 Masterbrand Inc.† ................. 357,780
20,000 PGT Innovations Inc.† .............. 502,200
12,000 Sika AG ........................ 3,351,003
3,000 Vulcan Materials Co. ............... 514,680
31,063,022
Specialty Chemicals  — 1.5%
11,000 AdvanSix Inc. .................... 420,970
127,000 DuPont de Nemours Inc. ............ 9,114,790
25,000 FMC Corp. ...................... 3,053,250
15,000 H.B. Fuller Co. ................... 1,026,750
60,500 International Flavors & Fragrances Inc. .. 5,563,580
2,800 Johnson Matthey plc ............... 68,512
16,100 Rogers Corp.† ................... 2,631,223
101,900 Sensient Technologies Corp. ......... 7,801,464
13,000 SGL Carbon SE† .................. 128,155
2,000 The Chemours Co. ................ 59,880
580 The Sherwin-Williams Co. ........... 130,367
12,500 Treatt plc ....................... 89,744
6,000 Valvoline Inc. .................... 209,640
30,298,325
Telecommunications  — 1.4%
105,000 America Movil SAB de CV, ADR† ....... 2,210,250
1,000 AT&T Inc. ....................... 19,250
55,400 BCE Inc. ........................ 2,481,366
874,200 BT Group plc, Cl. A ................ 1,572,326
7,040,836 Cable & Wireless Jamaica Ltd.†(a) ..... 54,099
6,000 Cisco Systems Inc. ................ 313,650
30,000 Comtech Telecommunications Corp. .... 374,400
21,000 Deutsche Telekom AG .............. 509,010
125,000 Deutsche Telekom AG, ADR .......... 3,023,750
36,000 Hellenic Telecommunications Organization
SA .......................... 526,677
Shares
Market
Value
15,000 Hellenic Telecommunications Organization
SA, ADR ...................... $ 111,150
264,732 Koninklijke KPN NV ................ 934,804
100,000 Lumen Technologies Inc. ............ 265,000
1,100,000 NII Holdings Inc., Escrow† ........... 385,000
16,000 Oi SA, ADR† ..................... 168
4,267 Oi SA, Cl. C, ADR ................. 15
21,000 Telecom Argentina SA, ADR .......... 104,790
430,000 Telecom Italia SpA† ................ 141,859
70,000 Telefonica Brasil SA, ADR ........... 529,900
320,000 Telefonica SA, ADR ................ 1,369,600
480,000 Telephone and Data Systems Inc. ...... 5,044,800
50,000 TELUS Corp. .................... 992,601
46,075 TIM SA, ADR .................... 569,487
3,040 VEON Ltd., ADR† ................. 53,565
96,000 Verizon Communications Inc. ......... 3,733,440
174,000 Vodafone Group plc ............... 191,679
119,100 Vodafone Group plc, ADR ........... 1,314,864
26,827,500
Aviation: Parts and Services  — 1.3%
65,000 Astronics Corp.† .................. 868,400
134,400 Curtiss-Wright Corp. ............... 23,689,344
24,557,744
Real Estate  — 1.1%
40,833 Blackstone Mortgage Trust Inc., Cl. A, REIT 728,869
8,000 Bresler & Reiner Inc.† .............. 160
10,267 Gaming and Leisure Properties Inc., REIT 534,500
55,000 Indus Realty Trust Inc., REIT ......... 3,645,950
17,000 Rayonier Inc., REIT ................ 565,420
60,000 Seritage Growth Properties, Cl. A, REIT† . 472,200
3,000 Simon Property Group Inc., REIT ...... 335,910
10,000 Tejon Ranch Co.† ................. 182,700
318,000 The St. Joe Co. ................... 13,231,980
27,415 VICI Properties Inc., REIT ........... 894,277
9,000 Weyerhaeuser Co., REIT ............ 271,170
20,863,136
Agriculture  — 0.9%
168,000 Archer-Daniels-Midland Co. .......... 13,382,880
35,000 Philip Morris International Inc. ........ 3,403,750
7,000 The Mosaic Co. ................... 321,160
17,107,790
Metals and Mining  — 0.9%
37,400 Agnico Eagle Mines Ltd. ............ 1,906,278
200 Alliance Resource Partners LP ........ 4,034
41,000 Barrick Gold Corp. ................ 761,370
30,000 Cleveland-Cliffs Inc.† ............... 549,900
110,000 Freeport-McMoRan Inc. ............. 4,500,100
25,239 Livent Corp.† .................... 548,191
4,000 Materion Corp. ................... 464,000
50,000 New Hope Corp. Ltd. ............... 189,840

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
135,000 Newmont Corp. .................. $ 6,617,700
60,000 TimkenSteel Corp.† ................ 1,100,400
10,000 Vale SA, ADR .................... 157,800
16,799,613
Transportation  — 0.8%
301,817 FTAI Infrastructure Inc. ............. 905,451
130,200 GATX Corp. ..................... 14,324,604
12,000 TravelCenters of America Inc.† ........ 1,038,000
500 Union Pacific Corp. ................ 100,630
16,368,685
Automotive  — 0.8%
21,100 Daimler Truck Holding AG† .......... 711,889
98,500 General Motors Co. ................ 3,612,980
76,000 Iveco Group NV† ................. 719,132
3,550 Mercedes-Benz Group AG ........... 272,501
104,000 PACCAR Inc. .................... 7,612,800
40,000 Piaggio & C SpA .................. 170,570
35,000 Stellantis NV .................... 636,650
625 Tesla Inc.† ...................... 129,662
8,000 The Shyft Group Inc. ............... 182,000
2,250 Toyota Motor Corp., ADR ............ 318,803
57,000 Traton SE ....................... 1,114,551
15,481,538
Communications Equipment  — 0.6%
9,440 Apple Inc. ...................... 1,556,656
3,250 Arista Networks Inc.† .............. 545,545
238,000 Corning Inc. ..................... 8,396,640
326,269 Edgio Inc.† ...................... 258,111
2,500 Motorola Solutions Inc. ............. 715,325
4,500 QUALCOMM Inc. ................. 574,110
30,000 Telesat Corp.† ................... 258,000
12,304,387
Wireless Communications  — 0.5%
20,000 Anterix Inc.† ..................... 660,800
100,000 Millicom International Cellular SA, SDR† . 1,892,764
105,000 Operadora De Sites Mexicanos SAB de CV 104,709
39,500 T-Mobile US Inc.† ................. 5,721,180
96,000 United States Cellular Corp.† ......... 1,990,080
10,369,533
Manufactured Housing and Recreational Vehicles  — 0.4%
1,630 Cavco Industries Inc.† .............. 517,916
13,314 Legacy Housing Corp.† ............. 303,027
5,000 Martin Marietta Materials Inc. ......... 1,775,300
40,013 Nobility Homes Inc. ................ 1,090,354
44,000 Skyline Champion Corp.† ............ 3,310,120
2,500 The AZEK Co. Inc.† ................ 58,850
7,055,567
Shares
Market
Value
Publishing  — 0.2%
1,400 Graham Holdings Co., Cl. B .......... $ 834,176
105,000 News Corp., Cl. A ................. 1,813,350
90,600 News Corp., Cl. B ................. 1,579,158
70,000 The E.W. Scripps Co., Cl. A† .......... 658,700
4,885,384
Semiconductors  — 0.1%
8,000 Advanced Micro Devices Inc.† ........ 784,080
40,000 Alphawave IP Group plc† ............ 57,831
2,900 Applied Materials Inc. .............. 356,207
225 ASML Holding NV ................. 153,160
1,200 Axcelis Technologies Inc.† ........... 159,900
500 Azenta Inc.† ..................... 22,310
200 Lam Research Corp. ............... 106,024
2,000 Lattice Semiconductor Corp.† ........ 191,000
2,300 Marvell Technology Inc. ............. 99,590
3,000 nLight Inc.† ..................... 30,540
2,200 NXP Semiconductors NV ............ 410,245
5,157 SkyWater Technology Inc.† .......... 58,687
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 279,060
2,708,634
Computer Hardware  — 0.0%
11,000 Dell Technologies Inc., Cl. C .......... 442,310
5,500 HP Inc. ........................ 161,425
3,000 NETGEAR Inc.† ................... 55,530
659,265
TOTAL COMMON STOCKS ......... 1,925,589,587
CLOSED-END FUNDS  — 0.2%
245,000 Altaba Inc., Escrow† ............... 576,975
4,285 Royce Global Value Trust Inc. ......... 38,565
46,158 Royce Value Trust Inc. .............. 626,364
90,000 SuRo Capital Corp. ................ 325,800
98,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 791,615
159,000 The New Germany Fund Inc. ......... 1,445,310
3,804,629
TOTAL CLOSED-END FUNDS ........ 3,804,629
PREFERRED STOCKS  — 0.2%
Retail  — 0.1%
66,421 Qurate Retail Inc., 8.000%, 03/15/31 .... 1,946,800
Diversified Industrial  — 0.1%
80,000 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ...................... 1,852,800
TOTAL PREFERRED STOCKS ........ 3,799,600

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automotive: Parts and Accessories  — 0.0%
37,672 Garrett Motion Inc., Ser. A,
11.000% ..................... $ 334,904
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
379,000 Ampco-Pittsburgh Corp., expire 08/01/25† 208,412
Energy and Utilities  — 0.0%
2,504 Occidental Petroleum Corp., expire
08/03/27† ..................... 102,664
Financial Services  — 0.0%
150,000 Post Holdings Partnering Corp., expire
04/12/26† ..................... 22,500
TOTAL WARRANTS .............. 333,576
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.6%
$ 31,628,000 U.S. Treasury Bills,
4.342% to 5.098%††, 04/20/23 to
09/07/23 ...................... 31,138,995
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,234,702,798) ............ $ 1,965,001,291
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 84.9% $ 1,668,930,561
Europe .............................. 11.4 224,680,249
Japan ............................... 1.8 34,107,620
Latin America ....................... 1.4 27,598,437
Asia/Pacific ......................... 0.5 9,684,424
Total Investments ................... 100.0% $ 1,965,001,291